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                                      BISYS
                           60 State Street, Suite 1300
                           Boston, Massachusetts 02109

                                   May 2, 2003

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Attn: Filing Desk

                       Re:    ProFunds
                              File Nos. 333-28339, 811-08239
                              Rule 497(j) Filing

Dear Ladies and Gentlemen:

         As Administrator on behalf of ProFunds, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information for the publicly-available series of ProFunds and the form of Statement of Additional Information for the variable annuity series of ProFunds, or ProFunds VP, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 24 to the Registration Statement of ProFunds, which was filed electronically with the Securities and Exchange Commission on Wednesday, April 30, 2003.

         Questions related to this filing should be directed to my attention at
(617) 824-1214 or, in my absence, to Marc Bryant, ProFund Advisors LLC at (240) 497-6504.

                                               Sincerely,

                                               /s/ Ryan M. Louvar

                                               Ryan M. Louvar
                                               Counsel

cc: Marc R. Bryant
    Keith T. Robinson
    Scott M. Zoltowski